SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-40991
File No. 811-06322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. _____	/ /

Post-Effective Amendment No. 75	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 75

(Check appropriate box or boxes)

DELAWARE POOLED TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this filing relates solely to The Large-Cap Growth Equity Portfolio, The Large-Cap Value Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Select 20 Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Emerging Markets Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, and the Original Class shares of The Global Real Estate Securities Portfolio, series of the Registrant. Information relating to other class of The Global Real Estate Securities Portfolio or the other series of the Registrant is not amended or superseded hereby.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 20th day of March, 2012.

DELAWARE POOLED TRUST

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	March 20, 2012
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	March 20, 2012
Thomas L. Bennett

John A. Fry	*	Trustee	March 20, 2012
John A. Fry

Anthony D. Knerr	*	Trustee	March 20, 2012
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	March 20, 2012
Lucinda S. Landreth

Ann R. Leven	*	Trustee	March 20, 2012
Ann R. Leven

Frances A. Sevilla-Sacasa	*	Trustee	March 20, 2012
Frances A. Sevilla-Sacasa

Janet L. Yeomans	*	Trustee	March 20, 2012
Janet L. Yeomans

J. Richard Zecher	*	Trustee	March 20, 2012
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	March 20, 2012
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact
for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware Pooled® Trust)

Exhibit No.	Exhibit
EX-1-101.INS	XBRL Instance Document

EX-1-101.SCH	XBRL Taxonomy Extension Schema Document

EX-1-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-1-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-1-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-1-101.PRE	XBRL Taxonomy Extension Presentation Linkbase